LEASES - Carrying amounts of right-of-use assets recognized and the movements during period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MATERIAL ACCOUNTING POLICIES
Beginning balance	€ 1,334	€ 1,513
Additions to right-of-use assets	8,581	480
Depreciation	(779)	(642)	€ (487)
Foreign exchange differences	(73)	(17)
Ending balance	9,063	1,334	1,513
Real Estate
MATERIAL ACCOUNTING POLICIES
Beginning balance	906	1,207
Additions to right-of-use assets	8,402	144
Depreciation	(543)	(430)
Foreign exchange differences	(68)	(15)
Ending balance	8,697	906	1,207
Vehicles
MATERIAL ACCOUNTING POLICIES
Beginning balance	428	306
Additions to right-of-use assets	178	336
Depreciation	(236)	(211)
Foreign exchange differences	(5)	(2)
Ending balance	€ 365	€ 428	€ 306